REVENUE, DEFERRED REVENUE AND ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Feb. 28, 2021
Disaggregation of Revenue [Line Items]
Product liability						$ 200,000
Product liability incurred	$ 60,000
Commissions	0	$ 10,000	$ 300,000	$ 10,000	$ 565,393
Allowance for doubtful accounts	10,000		$ 10,000		$ 10,000
Service warranties term			3 years	3 years
Description of standard product warranty			Products purchased include a standard warranty that cannot be purchased separately. This allows customers to return defective products for repair or replacement within one year of sale.
Description of extended product warranty			The Company also sells an extended warranty for the same terms over three years. The extended 3-year warranty can be purchased separately from the product and therefore, must be classified as a service warranty. Since a warranty for the first year after sale is included and non-separable from all launcher purchases, the Company considers this extended warranty to represent a service obligation during the second and third years after sale.
Shipping and Handling [Member]
Disaggregation of Revenue [Line Items]
Selling, general and administrative expense	$ 600,000	$ 3,000	$ 1,300,000	$ 10,000